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Prospectus Summary | Lord Abbett Micro-Cap Growth Fund
Micro Cap Growth Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 231 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Prospectus Summary - Lord Abbett Micro-Cap Growth Fund		Class A Shares		Class C Shares		Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	5.75%		none		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	none	[2]	1.00%	[3]	none	none	none	none	none	none	none	none
[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Prospectus Summary - Lord Abbett Micro-Cap Growth Fund	Class A Shares	Class C Shares	Class F Shares		Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
Management Fees	0.90%	0.90%	0.90%		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.10%		none	none	0.60%	0.50%	0.25%	none	none
Other Expenses	0.26%	0.26%	0.26%		0.13%	0.26%	0.26%	0.26%	0.26%	0.26%	0.13%
Total Annual Fund Operating Expenses	1.41%	2.16%	1.26%		1.03%	1.16%	1.76%	1.66%	1.41%	1.16%	1.03%
Fee Waiver and/or Expense Reimbursement	none	none	(0.10%)	[1]	none	none	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.41%	2.16%	1.16%		1.03%	1.16%	1.76%	1.66%	1.41%	1.16%	1.03%
[1]

For the period from March 1, 2023 through February 29, 2024, Lord Abbett Distributor LLC (“Lord Abbett Distributor”) has contractually agreed to waive the Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares Are Redeemed
Expense Example - Prospectus Summary - Lord Abbett Micro-Cap Growth Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
1 Year	$ 710	$ 319	$ 118	$ 105	$ 118	$ 179	$ 169	$ 144	$ 118	$ 105
3 Years	996	676	390	328	368	554	523	446	368	328
5 Years	1,302	1,159	682	569	638	954	902	771	638	569
10 Years	$ 2,169	$ 2,303	$ 1,514	$ 1,259	$ 1,409	$ 2,073	$ 1,965	$ 1,691	$ 1,409	$ 1,259

If Shares Are Not Redeemed
Expense Example, No Redemption - Prospectus Summary - Lord Abbett Micro-Cap Growth Fund - USD ($)	Class A Shares	Class C Shares	Class F Shares	Class F3 Shares	Class I Shares	Class R2 Shares	Class R3 Shares	Class R4 Shares	Class R5 Shares	Class R6 Shares
1 Year	$ 710	$ 219	$ 118	$ 105	$ 118	$ 179	$ 169	$ 144	$ 118	$ 105
3 Years	996	676	390	328	368	554	523	446	368	328
5 Years	1,302	1,159	682	569	638	954	902	771	638	569
10 Years	$ 2,169	$ 2,303	$ 1,514	$ 1,259	$ 1,409	$ 2,073	$ 1,965	$ 1,691	$ 1,409	$ 1,259

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of micro-cap companies. A micro-cap company is defined as a company having a market capitalization at the time of purchase that is under $1 billion or falls within the market capitalization range of companies in the Russell Microcap® Index. The Fund uses fundamental analysis to look for micro-cap companies that appear to have the potential for more rapid growth than the overall economy. The Fund seeks to identify micro-cap companies that generally exhibit faster-than-average gains in earnings and that the portfolio management team expects to continue profit growth at a high level. The Fund evaluates companies based on an analysis of their financial statements, products and operations, market sectors, and interviews with management.

Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, other instruments convertible or exercisable into the foregoing, and other investments with similar economic characteristics.

The Fund may invest up to 10% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts (“ADRs”), and other similar depositary receipts. In addition to ADRs, the Fund generally defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges.

The Fund may engage in active and frequent trading of its portfolio securities.

The investment team may also consider the risks and return potential presented by environmental, social, and governance (“ESG”) factors in investment decisions. The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

• Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

• Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

• Equity Securities Risk: Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

• Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, its exposure to specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. If the Fund overweights a single industry or sector relative to its benchmark index, the Fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or sector. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole.

• Micro-Cap Company Risk: Investments in micro-cap companies may involve greater risks than investments in larger, more established companies. As compared to larger companies, micro-cap companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less established markets. Accordingly, securities of micro-cap companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. The securities of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future.

• Growth Investing Risk: Growth stocks typically trade at higher multiples of current earnings than other stocks. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, prices of growth stocks typically fall. Growth stocks may be more volatile than securities of slower-growing issuers.

• Foreign and Emerging Market Company Risk: Investments in foreign companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in their primary trading market. Foreign securities also may subject the Fund’s investments to changes in currency exchange rates. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks. Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets because such markets tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. Companies with economic ties to emerging markets may be susceptible to the same risks as companies organized in emerging markets.

• Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be less able to sell illiquid securities at its desired time or price. It may be more difficult for the Fund to value its investments in illiquid securities than more liquid securities.

• High Portfolio Turnover Risk: High portfolio turnover may result in increased transaction costs, reduced investment performance, and higher taxes resulting from increased realized capital gains, including short-term capital gains taxable as ordinary income when distributed to shareholders.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance is not shown for Class F3, R2, R3, R4, R5 or R6 because the Fund has no Class F3, R2, R3, R4, R5 or R6 outstanding.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 2nd Q 2020 +47.61% Worst Quarter 1st Q 2020 -24.28%
Average Annual Total Returns (for the periods ended December 31, 2022)

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns - Prospectus Summary - Lord Abbett Micro-Cap Growth Fund		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares			(33.33%)	11.34%	16.18%
Class A Shares | After Taxes on Distributions			(33.33%)	6.92%	11.30%
Class A Shares | After Taxes on Distributions and Sales			(19.73%)	7.83%	11.54%
Class C Shares	[1]		(30.50%)			(0.33%)	Aug. 28, 2020
Class F Shares			(29.10%)			0.64%	Aug. 28, 2020
Class I Shares			(29.10%)	12.83%	16.95%
Russell Microcap® Growth Index		Russell Microcap® Growth Index	(29.76%)	1.00%	7.22%	(4.74%)	Aug. 28, 2020
Russell Microcap® Index		Russell Microcap® Index	(21.96%)	3.69%	8.86%	7.07%	Aug. 28, 2020
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.